SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed balance sheet as of December 31, 2023 (which has been derived from audited financial statements) and the unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X promulgated by the United States Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows.

In the opinion of management, all adjustments considered necessary for the fair presentation of the financial statements for the periods presented have been included. The results of operations for the three months ended March 31, 2024 are not necessarily indicative of the results to be expected for future periods or the full year.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with the accounting rules under Regulation S-X, as promulgated by the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments considered necessary for the fair presentation of the financial statements for the years presented have been included. The results of operations for the years ended December 31, 2023 and 2022 are not necessarily indicative of the results to be expected for future periods.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly given the significant uncertainties associated with the current geopolitical and economic environment.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly given the significant uncertainties associated with the current geopolitical and economic environment.

Cash Equivalents

Cash Equivalents

All highly liquid investments with original maturities of three months or less, including money market funds, certificates of deposit, and U.S. Treasury bills purchased three months or less from maturity, are considered cash equivalents.

Cash Equivalents

All highly liquid investments with original maturities of three months or less, including money market funds, certificates of deposit, and U.S. Treasury bills purchased three months or less from maturity, are considered cash equivalents.

Receivables and Credit Policy

Receivables and Credit Policy

Trade receivables from customers are uncollateralized customer obligations due under normal trade terms. For direct-to-consumer sales, payment is required before product is shipped. Trade receivables are stated at the amount billed to the customer. Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoice. The Company, by policy, routinely assesses the financial strength of its customers. To comply with industry standards, we offer “net 30” payment terms on wholesale orders of $1,500 or more. For wholesale orders, to acquire an order on “net 30” payment terms, the customer is provided a credit check application as well as a credit card authorization form. The authorization form explicitly states when and for much we will bill the customer via credit card.

Accounts receivable are reported net of the allowance for doubtful accounts. The allowance for doubtful accounts is determined based upon a variety of judgments and factors. Factors considered in determining the allowance include historical collection, write-off experience, and management’s assessment of collectibility from customers, including current conditions, reasonable forecasts, and expectations of future collectibility and collection efforts. Management continuously assesses the collectibility of receivables and adjusts estimates based on actual experience and future expectations based on economic indicators. Receivable balances are written-off against the allowance when such balances are deemed to be uncollectible.

A roll forward of the allowance for doubtful accounts for the three months ended March 31, 2024 and 2023 is as follows:

	2024	2023
Balance at January 1	$25,772	$92,646
Bad debt expense (recovery)	(4,891)	142
Write-offs	-	(142)
Other	556	-
Balance at March 31	$21,437	$92,646

Receivables and Credit Policy

Trade receivables from customers are uncollateralized customer obligations due under normal trade terms. For direct-to-consumer sales, payment is required before product is shipped. Trade receivables are stated at the amount billed to the customer. Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoice. The Company, by policy, routinely assesses the financial strength of its customers. To comply with industry standards, we offer “net 30” payments on wholesale orders of $1,500 or more. For wholesale orders, to acquire an order on net 30 terms, the customer is provided a credit check application as well as a credit card authorization form. The authorization form explicitly states when and for much we will bill the customer via credit card.

Accounts receivable are reported net of the allowance for doubtful accounts. The allowance for doubtful accounts is determined based upon a variety of judgments and factors. Factors considered in determining the allowance include historical collection, write-off experience, and management’s assessment of collectibility from customers, including current conditions, reasonable forecasts, and expectations of future collectibility and collection efforts. Management continuously assesses the collectibility of receivables and adjusts estimates based on actual experience and future expectations based on economic indicators. Receivable balances are written-off against the allowance when such balances are deemed to be uncollectible. The Company recognized bad debt expense of $30,275 and $116,230 for the years ended December 31, 2023 and 2022, respectively.

A roll forward of the allowance for doubtful accounts for the year ended December 31, 2023 is as follows:

Balance at December 31, 2022	$92,646
Bad debt expense	30,275
Write-offs(1)	(52,149)
Recoveries(1)	(45,000)
Balance at December 31, 2023	$25,772

(1)	During the year ended December 31, 2023, the Company entered into a settlement agreement with a former wholesale customer. As a result of this settlement, $47,646 of accounts receivable were written-off as uncollectible, while the $45,000 collected under the settlement agreement was reflected as a gain within general and administrative expenses in the statement of operations.

Inventory

Inventory

The Company’s inventory includes purchased eyewear and is stated at the lower of cost or net realizable value, with cost determined on a specific identification method of inventory costing which attaches the actual cost to an identifiable unit of product.

Provisions for excess, obsolete, or slow-moving inventory are recorded after periodic evaluation of historical sales, current economic trends, forecasted sales, estimated product life cycles, and estimated inventory levels. Such provisions were $0 and $31,637 as of March 31, 2024 and December 31, 2023, respectively.

As of March 31, 2024 and December 31, 2023, the Company recorded an inventory prepayment in the amount of $59,407 and $323,520, respectively, related to down payments for eyewear purchased from the manufacturer, prior to shipment of the product that occurred after the respective balance sheet dates.

Inventory

Our inventory includes purchased eyewear and is stated at the lower of cost or net realizable value, with cost determined on a specific identification method of inventory costing which attaches the actual cost to an identifiable unit of product. Provisions for excess, obsolete, or slow-moving inventory are recorded after periodic evaluation of historical sales, current economic trends, forecasted sales, estimated product life cycles, and estimated inventory levels. No provisions were determined as needed as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the Company recorded an inventory prepayment in the amount of $323,520 and $197,750, respectively, related to down payment on eyewear purchased from the manufacturer, prior to shipment of the product that occurred after the respective balance sheet dates.

Intangible Assets

Intangible Assets

Intangible assets relate to patent costs received in conjunction with the initial capitalization of the Company and internally developed utility and design patents. The Company amortizes these assets over the estimated useful life of the patents. The Company reviews its intangible assets for impairment whenever changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Intangible Assets

Intangible assets relate to patent costs received in conjunction with the initial capitalization of the Company and internally developed utility and design patents. The Company amortizes these assets over the estimated useful life of the patents. The Company reviews its intangible assets for impairment whenever changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Capitalized Software

Capitalized Software

The Company has incurred software development costs related to development of the Vyrb application, and has capitalized certain of these costs as it is the Company’s intention to market and sell the software externally. Planning, designing, coding, and testing occurred necessary to meet Vyrb’s design specifications; as such, all coding, development, and testing costs incurred subsequent to establishing technical feasibility were capitalized.

Although we have launched an open beta version of Vyrb (for both iOS and Android) and have continued to add new features to the app, the revenue-generating features of Vyrb have not yet been launched and are planned to launch later in 2024. Amortization of the capitalized software costs related to the Vyrb app will begin once revenue-generating operations associated with the software have commenced.

Capitalized Software

The Company has incurred software development costs related to development of the Vyrb app, and has capitalized these costs in accordance with Accounting Standards Codification (“ASC”) 985-20, “Software – Costs of Software to be Sold, Leased, or Marketed,” considering it is the Company’s intention to market and sell the software externally. Planning, designing, coding, and testing occurred necessary to meet Vyrb’s design specifications; as such, all coding, development, and testing costs incurred subsequent to establishing technical feasibility were capitalized.

We launched an open beta version of the Vyrb application (for both iOS and Android) in December 2021 as the Company’s first social media platform, demonstrating the functionality of the software. The app has had several new features introduced in 2023, including live audio chatrooms for users of the Company’s smart eyewear, and offers market-leading audio accessibility features for social media, including the ability to create and listen to a feed of audio content completely hands-free, using unique voice assistant commands created for the app. The Company plans to continue to develop the expansive Vyrb platform into a feature-rich social toolbox for its customers. This includes the introduction of revenue-generating features such as native ads and in-app upgrades, as well as gamification features such as a points and rewards system.

However, as the Company diverted most of its software development resources in 2023 to the development and launch of the Lucyd app (which provides groundbreaking Generative AI features to our smart eyewear), the revenue-generating features for the Vyrb app were delayed, and are now planned to launch in 2024. Amortization of the capitalized software costs related to the Vyrb app will begin once revenue-generating operations associated with the software have commenced. No software development costs have been capitalized with respect to the Lucyd app.

Property and Equipment

Property and Equipment

Property and equipment assets are depreciated using the straight-line method over their estimated useful lives or lease terms if shorter. For income tax purposes, accelerated depreciation methods are generally used. Repair and maintenance costs are expensed as incurred.

Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives or lease terms if shorter. Depreciation expense for the years ended December 31, 2023 and 2022 was $61,093 and $22,101, respectively. For income tax purposes, accelerated depreciation methods are generally used. Repair and maintenance costs are expensed as incurred.

	December 31,	December 31,	Estimated Useful Lives
Property & Equipment	2023	2022	(in Years)
Mobile Kiosk Display	$127,333	$63,395	3 years
Computer Equipment	44,901	44,901	3 Years
Office Equipment	10,291	17,273	3 Years
Internal-Use Software	31,300	16,775	3 to 5 Years
Property and equipment, gross	213,825	142,343
Less: Accumulated depreciation	(80,977)	(22,599)
Property and equipment, net	$132,848	$119,744

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset and liability approach that recognizes deferred tax assets and liabilities based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The Company follows a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Any interest and penalties accrued related to uncertain tax positions are recorded in tax expense.

The Company periodically assesses the realizability of its net deferred tax assets. If, after considering all relevant positive and negative evidence, it is more likely than not that some portion or all of the net deferred tax assets will not be realized, the Company will reduce the net deferred tax assets by a valuation allowance. The realization of net deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of net operating loss carryforwards.

Income Taxes

The Company accounts for income taxes under an asset and liability approach that recognizes deferred tax assets and liabilities based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The Company follows a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Any interest and penalties accrued related to uncertain tax positions are recorded in tax expense.

The Company assesses the realizability of its net deferred tax assets on an annual basis. If, after considering all relevant positive and negative evidence, it is more likely than not that some portion or all of the net deferred tax assets will not be realized, the Company will reduce the net deferred tax assets by a valuation allowance. The realization of net deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of net operating loss carryforwards.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash, cash equivalents, accounts receivable, accounts payable, and cash advances provided by Tekcapital and Affiliates, the carrying amounts approximate fair value due to the short-term maturities of these instruments.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, and accounts receivable. The Company limits its credit risk with respect to cash by maintaining cash and cash equivalent balances with high quality financial institutions. At times, the Company’s cash balances may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are generally considered minimal due to collection history. However, as of December 31, 2023, $77,950 or approximately 50% of the Company’s gross accounts receivable balance was related to a single customer under a long-term instalment arrangement; the Company manages its risk related to this counterparty via other contractual arrangements with such counterparty, and incentivization through stock-based compensation.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for stock-based awards to employees and directors and others based on the grant date fair value of such awards. Forfeitures are accounted for as a reduction of compensation expense in the period when such forfeitures occur.

For stock option awards, the Black-Scholes-Merton option pricing model is used to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and share price volatility.

●	The expected term of the stock options is estimated based on the simplified method as allowed by Staff Accounting Bulletin 107 (SAB 107).

●	The share price volatility is estimated using historical stock prices based upon the expected term of the options granted, using stock prices of comparably profiled public companies.

●	The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

For restricted stock units, the fair value of the share-based award is based on the quoted market price of our common shares on the NASDAQ stock exchange.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and directors and others in accordance with FASB ASC Topic 718, which requires that compensation expense be recognized in the financial statements for stock-based awards based on the grant date fair value. Forfeitures are accounted for as a reduction of compensation expense in the period when such forfeitures occur.

For stock option awards, the Black-Scholes-Merton option pricing model was used to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and share price volatility.

●	The expected term of the stock options was estimated based on the simplified method as allowed by Staff Accounting Bulletin 107 (SAB 107).

●	The share price volatility at the grant date is estimated using historical stock prices based upon the expected term of the options granted, using stock prices of comparably profiled public companies.

●	The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

For restricted stock units, the fair value of the share-based award is based on the quoted market price of our common shares on the NASDAQ stock exchange.

Revenue Recognition

Revenue Recognition

Our revenue is generated from the sales of prescription and non-prescription optical glasses, sunglasses, and shipping charges, which are charged to the customer, associated with these purchases. We sell products through our retail store resellers, distributors, on our own website Lucyd.co, and on Amazon.com.

To determine revenue recognition, we perform the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy a performance obligation. At contract inception, we assess the goods or services promised within each contract and determine those that are performance obligations, and also assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

In instances where the collectibility of contractual consideration is not probable at the time of sale, the revenue is deferred on our balance sheet as a contract liability, and the associated cost of goods sold is deferred on our balance sheet as a contract asset; subsequently, we recognize such revenue and cost of goods sold as payments are received. During the three months ended March 31, 2024 and 2023, we recognized $7,500 of revenue for each period, that was included in the contract liability balances as of January 1, 2024 and 2023, respectively.

All revenue, including sales processed online and through our retail store resellers and distributors, is reported net of sales taxes collected from customers on behalf of taxing authorities, returns, and discounts.

For sales generated through our e-commerce channels, we identify the contract with a customer upon online purchase of our eyewear and transaction price at the manufacturer suggested retail price (“MSRP”) for non-prescription, polarized sunglass and blue light blocking glasses across all of our online channels. Our e-commerce revenue is recognized upon meeting of the performance obligation when the eyewear is shipped to end customers. U.S. consumers enjoy free USPS first class postage on orders over $149, with faster delivery options available for extra cost, for sales processed through our website. For Amazon sales, shipping is free for U.S. consumers while international customers pay shipping charges on top of MSRP. Any costs associated with fees charged by the online platforms (Shopify for Lucyd.co website and Amazon) are not recharged to customers and are recorded as a component of cost of goods sold as incurred. The Company charges applicable state sales taxes in addition to the MSRP for both online channels and all other marketplaces on which the company sells products.

For sales to our retail store partners, we identify the contract with a customer upon receipt of an order of our eyewear through our Shopify wholesale portal or direct purchase order. Revenue is recognized upon meeting the performance obligation, which is delivery of the Company’s eyewear products to the retail store, and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to retail store partners includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale retail orders, no e-commerce fees are applicable.

For sales to distributors, we identify the contract with a customer upon receipt of an order of our eyewear through a direct purchase order. If collectibility of substantially all of the contract consideration is probable, revenue is recognized upon meeting the performance obligation, which is delivery of our eyewear products to the distributor, and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to retail store partners and distributors includes volume discounts, due to the nature of large quantity orders. The pricing does not include shipping. Due to the nature of wholesale retail orders, no marketplace fees are applicable, only credit card processing fees.

We allow our customers to return our products, subject to our refund policy, which allows any customer to return our products for any reason and receive a full refund for frames (prescription lenses excluded) within the first 7 days for sales made through our website (Lucyd.co), 30 days for sales made through Amazon, and 30 days for sales to most wholesale retailers and distributors (although certain sales to independent distributors are ineligible for returns). As of January 2024, our return policy was updated to prohibit discretionary returns of prescription lenses. Additionally in January 2024, we instituted a standard $15 restocking fee for standard frame returns, which is deducted from applicable refunds to cover shipping and restocking costs.

For all of our sales, at the time of sale, we establish a reserve for returns, based on historical experience and expected future returns, which is recorded as a reduction of sales. Additionally, we review all individual returns received in the month following the balance sheet date pertaining to orders processed prior to the balance sheet date in order to determine whether an allowance for sales returns is necessary. The Company recorded an allowance for sales returns of $8,937 and $40,933 as March 31, 2024 and December 31, 2023, respectively.

Amounts billed to a customer for shipping and handling are reported as revenues. Costs incurred for shipping and handling are included in cost of goods sold at the time the related revenue is recognized.

Revenue Recognition

Our revenue is generated from the sales of prescription and non-prescription optical glasses, sunglasses, and shipping charges, which are charged to the customer, associated with these purchases. We sell products through our retail store resellers, distributors, on our own website Lucyd.co, and on Amazon.com.

To determine revenue recognition, we perform the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy a performance obligation. At contract inception, we assess the goods or services promised within each contract and determine those that are performance obligations, and also assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. In instances where the collectibility of contractual consideration is not probable at the time of sale, the revenue is deferred on our balance sheet as a contract liability, and the associated cost of goods sold is deferred on our balance sheet as a contract asset; subsequently, we recognize such revenue and cost of goods sold as payments are received. During the year ended December 31, 2023, we recognized $17,500 of revenue that was included in the contract liability balance as of January 1, 2023.

All revenue, including sales processed online and through our retail store resellers and distributors, is reported net of sales taxes collected from customers on behalf of taxing authorities, returns, and discounts.

For sales generated through our e-commerce channels, we identify the contract with a customer upon online purchase of our eyewear and transaction price at the manufacturer suggested retail price (“MSRP”) for non-prescription, polarized sunglass and blue light blocking glasses across all of our online channels. Our e-commerce revenue is recognized upon meeting of the performance obligation when the eyewear is shipped to end customers. Only U.S. consumers enjoy free USPS first class postage, with faster delivery options available for extra cost, for sales processed through our website and on Amazon. For Amazon sales, shipping is free for U.S consumers while international customers pay shipping charges on top of MSRP. Any costs associated with fees charged by the online platforms (Shopify for Lucyd.co website and Amazon) are not recharged to customers and are recorded as a component of cost of goods sold as incurred. The Company charges applicable state sales taxes in addition to the MSRP for both online channels and all other marketplaces on which the company sells products.

For sales to our retail store partners, we identify the contract with a customer upon receipt of an order of our eyewear through our Shopify wholesale portal or direct purchase order. Our revenue is recognized upon meeting the performance obligation, which is delivery of the Company’s eyewear products to the retail store and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to the retail store partners includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale retail orders, no e-commerce fees are applicable.

For sales to distributors, we identify the contract with a customer upon receipt of an order of our eyewear through a direct purchase order. If collectability of substantially all of the contract consideration is probable, our revenue is recognized upon meeting the performance obligation, which is delivery of our eyewear products to the distributor, and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to distributors includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale distributor orders, no e-commerce fees are applicable.

The Company’s sales do not contain any variable consideration.

We allow our customers to return our products, subject to our refund policy, which allows any customer to return our products for any reason within the first:

●	7 days for sales made through our website (Lucyd.co)

●	30 days for sales made through Amazon

●	30 days for sales to most wholesale retailers and distributors (although certain sales to independent distributors are ineligible for returns)

For all of our sales, at the time of sale, we establish a reserve for returns, based on historical experience and expected future returns, which is recorded as a reduction of sales. Additionally, we review all individual returns received in the month following the balance sheet date pertaining to orders processed prior to the balance sheet date in order to determine whether an allowance for sales returns is necessary. The Company recorded an allowance for sales returns of $25,933 and $24,897 as of December 31, 2023 and 2022, respectively.

Shipping and Handling

Shipping and Handling

Costs incurred for shipping and handling are included in cost of revenue at the time the related revenue is recognized. Amounts billed to a customer for shipping and handling are reported as revenues.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Effective January 1, 2023, the Company adopted the provisions of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (as amended by ASU 2018-19 in November 2018, ASU 2019-05 in May 2019, ASU 2019-10 and 2019-11 in November 2019, ASU 2020-02 in February 2020, and ASU 2022-02 in March 2022). This standard requires entities to estimate lifetime expected credit losses for financial instruments, including trade and other receivables, which will generally result in earlier recognition of credit losses. The adoption of this new guidance did not have a significant impact on our results of operations, cash flows, or financial condition.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements. This ASU amends the presentation and disclosure of a variety of topics in the ASC, including derivatives, diluted earnings per share, changes in reporting entity, preferred stock, certain industry-specific items, and various other topics, in order to align them with SEC regulations. The amendments to the various topics should be applied prospectively, and the effective date will be determined for each individual disclosure based on the effective date of the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K. We do not anticipate that the adoption of this ASU will have a significant impact on our financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the ASU enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, and contains other disclosure requirements. The ASU does not change how an entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. ASU 2023-07 is required to be applied retrospectively to all periods presented in the financial statements, and is effective for Innovative Eyewear, Inc. for fiscal years beginning after December 15, 2023 (i.e., January 1, 2024) and interim periods within fiscal years beginning after December 15, 2024 (i.e., January 1, 2025). We do not anticipate that the adoption of this ASU will have a significant impact on our financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires disclosure of additional categories of information about federal, state, and foreign income taxes in the rate reconciliation table and requires entities to provide more details about the reconciling items in some categories if items meet a quantitative threshold. The ASU also requires entities to disclose income taxes paid, net of refunds, disaggregated by federal (national), state, and foreign taxes for annual periods and to disaggregate the information by jurisdiction based on a quantitative threshold. The guidance makes several other changes to the disclosure requirements. The ASU is required to be applied prospectively, with the option to apply it retrospectively. The ASU is effective for Innovative Eyewear, Inc. for fiscal years beginning after December 15, 2024. We do not anticipate that the adoption of this ASU will have a significant impact on our financial statements.

Subsequent Events

Subsequent Events

In connection with the preparation of these financial statements, the Company has evaluated subsequent events through March 24, 2024, which is the date the financial statements were available to be issued. See Note 11 for additional information.